FLORENCE ROYALTY OBLIGATION (Narrative) (Details) $ in Thousands, $ in Thousands		12 Months Ended
	Feb. 02, 2024 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Accretion on Florence royalty obligation		$ 34,178	$ 12,993
Florence Copper project [Member] | Taurus Mining Royalty Fund L.P. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Royalty	$ 50,000
Effective royalty rate	2.05%